Supplemental Guarantor Information - Consolidated Statement of Financial Position (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Current assets:
Cash and cash equivalents	$ 1,086	$ 20,491	[2]	$ 23,727
Accounts receivable, net	821	15,476	[2]	14,847
Inventories	559	10,538	[2]	10,051
Recoverable taxes	401	7,567	[2]	6,038
Other current assets and Other current financial assets		2,724		2,827
Total current assets	3,011	56,796	[2]	57,490
Non-current assets:
Investments in associates and joint ventures	517	9,751	[2]	10,518
Rights of use assets	73	1,382	[2]	0
Property, plant and equipment, net	3,244	61,187	[2]	61,942	$ 75,827
Intangible assets, net	5,941	112,050	[2]	116,804	124,243
Deferred tax assets	553	10,432	[2]	8,438
Other non-current assets and Other current financial assets		6,241		8,595
Total non-current assets	10,660	201,043	[2]	206,297
Total assets	13,671	257,839	[2]	263,787	285,677	[3]
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		11,485		11,604
Current portionof lease liabilities	26	483	[2]	0
Interest payable	23	439	[2]	497
Suppliers	1,052	19,832	[2]	19,746
Other current liabilities		18,771		13,677
Total current liabilities	2,705	51,010	[2]	45,524
Non-current liabilities:
Lease liabilities	48	900	[2]	0
Bank loans and notes payable	3,101	58,492	[2]	70,201
Other non-current liabilities		17,752		16,312
Total non-current liabilities	4,090	77,144	[2]	86,513
Total liabilities	6,795	128,154	[2]	132,037	144,967	[3]
Equity:
Equity attributable to equity holders of the parent	6,518	122,934	[2]	124,944
Non-controlling interest in consolidated subsidiaries	358	6,751	[2]	6,806	18,141		$ 7,096
Total equity	6,876	129,685	[2]	131,750	$ 140,710		$ 129,233
Total liabilities and equity	$ 13,671	257,839	[2]	263,787
Coca-Cola FEMSA [member]
Current assets:
Cash and cash equivalents		9,849		16,529
Accounts receivable, net		18,832		19,388
Inventories		0		0
Recoverable taxes		189		80
Other current assets and Other current financial assets		188		0
Total current assets		29,058		35,997
Non-current assets:
Investments in associates and joint ventures		153,782		160,014
Rights of use assets		0
Property, plant and equipment, net		0		0
Intangible assets, net		27,608		27,824
Deferred tax assets		4,411		3,043
Other non-current assets and Other current financial assets		22,697		19,060
Total non-current assets		208,498		209,941
Total assets		237,556		245,938
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		9,421		4,700
Current portionof lease liabilities		0
Interest payable		422		477
Suppliers		11		11
Other current liabilities		33,151		32,909
Total current liabilities		43,005		38,097
Non-current liabilities:
Lease liabilities		0
Bank loans and notes payable		57,455		68,607
Other non-current liabilities		14,161		14,292
Total non-current liabilities		71,616		82,899
Total liabilities		114,621		120,996
Equity:
Equity attributable to equity holders of the parent		122,935		124,942
Non-controlling interest in consolidated subsidiaries		0		0
Total equity		122,935		124,942
Total liabilities and equity		237,556		245,938
Wholly-Owned guarantors subsidiaries [member]
Current assets:
Cash and cash equivalents		4,464		1,025
Accounts receivable, net		28,528		31,461
Inventories		1,462		2,717
Recoverable taxes		1,474		1,870
Other current assets and Other current financial assets		522		170
Total current assets		36,450		37,243
Non-current assets:
Investments in associates and joint ventures		147,846		131,357
Rights of use assets		594
Property, plant and equipment, net		19,130		18,378
Intangible assets, net		36,501		36,361
Deferred tax assets		2,208		1,807
Other non-current assets and Other current financial assets		5,742		6,282
Total non-current assets		212,021		194,185
Total assets		248,471		231,428
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		0		0
Current portionof lease liabilities		143
Interest payable		0		0
Suppliers		3,735		2,531
Other current liabilities		48,249		82,359
Total current liabilities		52,127		84,890
Non-current liabilities:
Lease liabilities		452
Bank loans and notes payable		0		0
Other non-current liabilities		36,797		670
Total non-current liabilities		37,249		670
Total liabilities		89,376		85,560
Equity:
Equity attributable to equity holders of the parent		159,095		145,868
Non-controlling interest in consolidated subsidiaries		0		0
Total equity		159,095		145,868
Total liabilities and equity		248,471		231,428
Combined non-guarantor subsidiaries [member]
Current assets:
Cash and cash equivalents		6,178		6,173
Accounts receivable, net		59,730		51,028
Inventories		9,076		7,334
Recoverable taxes		5,904		4,088
Other current assets and Other current financial assets		2,014		2,657
Total current assets		82,902		71,280
Non-current assets:
Investments in associates and joint ventures		3,571		3,766
Rights of use assets		788
Property, plant and equipment, net		42,057		43,564
Intangible assets, net		47,941		52,619
Deferred tax assets		3,813		3,588
Other non-current assets and Other current financial assets		19,663		25,149
Total non-current assets		117,833		128,686
Total assets		200,735		199,966
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		2,064		6,904
Current portionof lease liabilities		340
Interest payable		17		20
Suppliers		16,225		17,257
Other current liabilities		28,846		(14,614)
Total current liabilities		47,492		9,567
Non-current liabilities:
Lease liabilities		448
Bank loans and notes payable		1,037		1,594
Other non-current liabilities		8,653		43,246
Total non-current liabilities		10,138		44,840
Total liabilities		57,630		54,407
Equity:
Equity attributable to equity holders of the parent		136,354		138,753
Non-controlling interest in consolidated subsidiaries		6,751		6,806
Total equity		143,105		145,559
Total liabilities and equity		200,735		199,966
Eliminations [member]
Current assets:
Cash and cash equivalents		0		0
Accounts receivable, net		(91,614)		(87,030)
Inventories		0		0
Recoverable taxes		0		0
Other current assets and Other current financial assets		0		0
Total current assets		(91,614)		(87,030)
Non-current assets:
Investments in associates and joint ventures		(295,448)		(284,619)
Rights of use assets		0
Property, plant and equipment, net		0		0
Intangible assets, net		0		0
Deferred tax assets		0		0
Other non-current assets and Other current financial assets		(41,861)		(41,896)
Total non-current assets		(337,309)		(326,515)
Total assets		(428,923)		(413,545)
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		0		0
Current portionof lease liabilities		0
Interest payable		0		0
Suppliers		(139)		(53)
Other current liabilities		(91,475)		(86,977)
Total current liabilities		(91,614)		(87,030)
Non-current liabilities:
Lease liabilities		0
Bank loans and notes payable		0		0
Other non-current liabilities		(41,859)		(41,896)
Total non-current liabilities		(41,859)		(41,896)
Total liabilities		(133,473)		(128,926)
Equity:
Equity attributable to equity holders of the parent		(295,450)		(284,619)
Non-controlling interest in consolidated subsidiaries		0		0
Total equity		(295,450)		(284,619)
Total liabilities and equity		$ (428,923)		$ (413,545)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Restated due to Philippines deconsolidation.